Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Moderately Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 32.5%
Penn Series Flexibly Managed Fund*	103,642	$7,167,895
Penn Series Index 500 Fund*	185,620	5,347,726
Penn Series Large Cap Growth Fund*	65,397	1,789,913
Penn Series Large Cap Value Fund*	157,062	4,411,859
Penn Series Large Core Value Fund*	220,360	4,413,810
Penn Series Mid Core Value Fund*	112,803	2,645,227
Penn Series Real Estate Securities Fund*	70,601	1,719,136
Penn Series Small Cap Value Fund*	28,342	868,678
Penn Series SMID Cap Value Fund*	39,112	872,975
TOTAL AFFILIATED EQUITY FUNDS (Cost $24,337,611)		29,237,219

AFFILIATED FIXED INCOME FUNDS — 57.1%
Penn Series High Yield Bond Fund*	176,199	2,687,031
Penn Series Limited Maturity Bond Fund*	1,706,112	22,520,680
Penn Series Quality Bond Fund*	1,519,734	26,093,835
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $44,781,609)		51,301,546

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.9%
Penn Series Developed International Index Fund*	191,088	2,631,282
Penn Series Emerging Markets Equity Fund*	137,806	1,766,679
Penn Series International Equity Fund*	125,807	4,486,265
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $7,237,188)		8,884,226

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $487,817)	487,817	487,817
TOTAL INVESTMENTS — 100.0% (Cost $76,844,225)		$89,910,808
Other Assets & Liabilities — 0.0%		1,732
TOTAL NET ASSETS — 100.0%		$89,912,540

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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